Short-Term Borrowngs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Short-Term Borrowngs [Line Items]
Short- term borrowed	$ 277,200	$ 288,671
Interest rates percentage	4.00%
Short-term borrowings from financial institutions other than banks [Member]
Short-Term Borrowngs [Line Items]
Short- term borrowed	$ 4,859,894	9,732,979
Repaid borrowings		16,275,367
Short-term borrowings from banks [Member]
Short-Term Borrowngs [Line Items]
Short- term borrowed	$ 18,890,241
Interest rates percentage	3.50%
Repaid borrowings	$ 18,701,792	29,835,664
Short-term borrowings from banks [Member]
Short-Term Borrowngs [Line Items]
Short- term borrowed		$ 30,443,701
Minimum [Member] | Short-term borrowings from financial institutions other than banks [Member]
Short-Term Borrowngs [Line Items]
Interest rates percentage	6.00%
Maximum [Member] | Short-term borrowings from financial institutions other than banks [Member]
Short-Term Borrowngs [Line Items]
Interest rates percentage		12.30%